STOCKHOLDERS' EQUITY (Details) - Equity Option [Member] - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Offsetting Assets [Line Items]
Number of Options, Outstanding beginning	40,000	0
Weighted Average Exercise Price, Outstanding beginning	$ 3.98	$ 0
Number of Options, Granted	0	40,000
Weighted Average Exercise Price, Granted	$ 0	$ 3.98
Number of Options, Exercised	0	0
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Number of Options, Forfeited	0	0
Weighted Average Exercise Price, Forfeited	$ 0	$ 0
Number of Options, Expired	0	0
Weighted Average Exercise Price, Exercised	$ 0
Weight Average remaining Contractual Term (years)	2 years 8 months 12 days	4 years 9 months 29 days
Number of Options, Outstanding ending	40,000	40,000
Weighted Average Exercise Price, Outstanding ending	$ 3.98	$ 3.98
Number of Options, Vested and exercisable	40,000
Weighted Average Exercise Price, Vested and exercisable	$ 3.98
Weight Average remaining Contractual Term (years), Vested and exercisable	2 years 8 months 12 days